Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Current Liabilities [Abstract]
Other Current Liabilities

22.OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2019
	US$’000	US$’000
Contract liabilities	259	216
Dividend payable	691	674
Onerous contracts provisions	5,105	238
Other current liabilities	1,771	1,228
Total	7,826	2,356

Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.

22(a)Onerous contracts provisions

	2020	2019
	US$’000	US$’000
At January 1	238	42
Recognized	4,658	218
Reversed	—	(25)
Exchange differences	209	3
At December 31	5,105	238

22(b)Contract Liabilities

	As of December 31,
	2020	2019
	US$’000	US$’000
Current contract liabilities
Advance from customers	156	93
Custodial service	44	63
Transportation service	59	60
Total current contract liabilities	259	216

The Company recognizes contract liabilities when it receives advance payments from customers before performance obligations have been performed.

22.	OTHER CURRENT LIABILITIES (continued)

22(b)Contract Liabilities (continued)

Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2020	2019
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	93	668
Custodial service	60	59
Transportation service	56	17
	209	744